DEBT - Commercial Paper (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Oct. 31, 2014
Short-term Debt [Line Items]
Short-term borrowings	$ 300,000,000	$ 299,000,000
Commercial Paper
Short-term Debt [Line Items]
Maximum borrowing capacity			$ 1,000,000,000
Maximum amount outstanding during period	475,000,000
Short-term borrowings	$ 300,000,000	$ 299,000,000